Northwestern Mutual Series Fund, Inc.
Supplement Dated September 9, 2026, to the
Statutory Prospectus Dated May 1, 2026, as previously supplemented
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2026 (the “Prospectus”). You should read this Supplement together with the Prospectus.
Portfolio Managers Update – Large Cap Blend Portfolio
Shilpee Raina no longer serves as a portfolio manager for the Large Cap Blend Portfolio (the “Portfolio”), and David Maccarrone has joined Scott B. Davis as a portfolio manager, effective September 1, 2026.
Accordingly, the “Portfolio Manager” information set forth under the “Summary – PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers:  Scott B. Davis, Managing Director, joined JP Morgan in 2006 and has managed the Portfolio since 2023.
David Maccarrone, Managing Director, joined JP Morgan in 2010 and has managed the Portfolio since 2026.”
In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Blend Portfolio”:
“Scott B. Davis, Managing Director, joined J.P. Morgan Investment Management Inc. in 2006, previously worked as an analyst in the U.S. Equity Research Group, became a portfolio manager in 2013 and has managed the Portfolio since 2023.
David Maccarrone, CFA charterholder, Managing Director, joined J.P. Morgan Investment Management Inc. in 2010, previously worked as an Equity Research Analyst analyzing and investing in North American and European commodities stocks, and has managed the Portfolio since 2026.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Supplement Dated September 9, 2026 to the
Statement of Additional Information Dated May 1, 2026, as previously supplemented
The following information supplements the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. dated May 1, 2026. You should read this Supplement together with the SAI.
Appendix D – Portfolio Managers Update – Large Cap Blend
Effective September 1, 2026, Shilpee Raina no longer serves as a portfolio manager for the Large Cap Blend Portfolio (the “Portfolio”) and David Maccarrone has joined Scott B. Davis as a portfolio manager of the Portfolio. Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-95 is amended to remove the row relating to Ms. Raina and add the following information for Mr. Maccarrone (such information is effective as of July 31, 2026).
Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David Maccarrone	Large Cap Blend Portfolio	No other registered investment companies	No other pooled investment vehicles	No other accounts
As of September 8, 2026, Mr. Maccarrone did not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Large Cap Blend Portfolio.
Please retain this Supplement for future reference.